Balance Sheet Components- Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment	$ 968	$ 968
Less: accumulated depreciation	(695)	(517)
Property and equipment, net	273	451
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment	866	866
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment	34	34
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment	$ 68	$ 68